N-2	6 Months Ended
Apr. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001515940
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	KKR Income Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund seeks to generate a high level of current income, with a secondary objective of capital appreciation.